LEASES (Tables)	6 Months Ended
Sep. 30, 2025
LEASES [Abstract]
Components of Lease Costs	The components of lease costs are as follows:

	For the six months ended September 30,
	2025	2024
Operating lease costs	$325,960	$315,013

Supplemental Information Related to Group's Leases
The following table presents supplemental information related to the Group’s leases:

	For the six months ended September 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$290,920	$252,730
Lease term and discount rate
Weighted average remaining lease term (years)
Operating leases	0.50	1.34
Weighted average discount rate
Operating leases	5.13%	5.13%

Future Maturity of Lease Liabilities
As of September 30, 2025, the future maturity of lease liabilities is as follows:

Operating lease
Remainder of fiscal year ending March 31, 2026	$214,809
Less: interest	(3,623)
Present value of lease liabilities	$211,186